NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 65,153	$ 49,411
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,431	2,852
Performing Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	64,907	49,157
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,431	2,852
Nonperforming Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	246	254
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable